32 Operating Costs and Expenses (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals	R$ 237,294
Restated [Member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals		R$ 260,051	R$ 281,104
Provision for litigations [member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals	150,269
Provision for litigations [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals		243,848	206,792
Power generation concession contract [member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals	(10,502)
Power generation concession contract [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals		(2,945)	(4,758)
Property plant and equipment generation segment [member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals	(37,609)
Property plant and equipment generation segment [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals		(117,744)	(14,162)
Expected credit losses (trade accounts and other receivables) [member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals	128,466
Expected credit losses (trade accounts and other receivables) [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals		140,348	83,453
Tax credits estimated losses [member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals	(1,298)
Tax credits estimated losses [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals		(3,456)	9,779
Provision for losses on equity interests [member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals	R$ 7,968
Provision for losses on equity interests [member] | Restated [Member]
Disclosure of operating costs and expenses [line items]
Credit losses, provisions and reversals